Audit fees (Tables)	12 Months Ended
Dec. 31, 2022
Audit fees
Schedule of auditors' fees expensed in the income statement

	Year Ended December 31,
Fees	2022	2021	2020

	in thousands of $
Audit fees (1)	$1,394	$1,183	$923
Audit-related fees	380	267	188
Tax fees (2)	—	79	—
Total	$1,774	$1,529	$1,111
(1)	Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight Act (Wta) as well as by the Deloitte network.
(2)	Tax services performed by the Deloitte network.